Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2015		Jun. 30, 2014		Dec. 31, 2014	Dec. 31, 2013
Current Assets
Due from Related Parties, Current	$ 31,266				$ 31,266				$ 28,327	$ 21,418
Long term payment agreement from VS	3,392				3,392				4,220	5,722
Liabilities
Due to Related Parties	3,836				3,836				(1,456)	(8,397)
Revenues
Sales Revenue	13,240		$ 9,744		26,159		$ 18,362
Expenses
Fees paid to Directors and Officers	388		621		777		621		1,327	408
Paid to other related parties	395	[1]	1,162	[1]	838	[1]	1,162	[1]	3,549	512
ES Windows LLC [Member]
Current Assets
Due From Related Parties	18,629				18,629				13,814	11,823
Revenues
Sales Revenue	11,027		9,638		22,898		18,151
Ventanas Solar S.A. [Member]
Current Assets
Due From Related Parties	7,849				7,849				7,979	5,050
Revenues
Sales Revenue	1,553		3,571		2,599		7,236
Union Temporal ESW [Member]
Current Assets
Due From Related Parties	1,420				1,420				2,001	3,199
Revenues
Sales Revenue	660		$ 49		662		$ 115
A Construir S.A. [Member]
Liabilities
Due to Related Parties	3,219				3,219				(995)	(2,314)
UT Semaforos Barranquilla [Member]
Liabilities
Due to Related Parties									0	(1,287)
Construsenales S.A [Member]
Liabilities
Due to Related Parties									0	(3,633)
Related Parties,Other [Member]
Current Assets
Due from other related parties	3,368				3,368				4,534	1,346
Liabilities
Due to other related parties	$ 617				$ 617				(461)	(1,163)
Sales to ESW LLC and VS
Revenues
Sales Revenue									$ 47,630	$ 28,788

[1]	Payments to other related parties in 2015 and 2014 consists of donations to Fundacion Tecnoglass.